Annual Total Returns[BarChart] - AST MIDCAP GROWTH PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.98%)	19.62%	32.19%	11.53%	(5.68%)	1.64%	27.09%	(4.35%)	30.16%	34.84%